Finance Costs And Income - Summary of finance costs and income (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Costs [Abstract]
Short and long-term borrowings	$ 4,652	$ 4,401	$ 8,472	$ 8,795	$ 17,252	$ 19,993	$ 19,679
Interest on lease liability	666	757	1,361	1,550	3,029	3,371	2,586
Total finance costs	5,318	5,158	9,833	10,345	20,281	23,364	22,265
Finance Income
Interest income	858	204	1,502	399	3,286	871	3,687
Net finance costs	$ 4,460	$ 4,954	$ 8,331	$ 9,946	$ 16,995	$ 22,493	$ 18,578